Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jul. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis of presentation
Basis of presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Development stage company
Development stage company

The Company complies with the reporting requirements of FASB ASC 915, “Development Stage Entities.” At July 31, 2012, the Company had not commenced any operations nor generated revenue to date. All activity through July 31, 2012 relates to the Company’s formation, the private placements and the Public Offering, and the identification of potential target businesses and assets for a Business Combination.  The Company will not generate any operating revenues until after completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on the Trust Account.

Offering costs
Offering costs

Offering costs related to the Public Offering, totaling approximately $2,460,000 (including $1,200,000 of underwriting fees (including a $25,000 advance) paid at closing and $800,000 of deferred underwriting compensation) were charged to shareholders’ equity upon the completion of the Public Offering.

Redeemable ordinary shares
Redeemable ordinary shares

All of the 4,000,000 Ordinary Shares sold as part of the Units in the Public Offering contain a redemption feature which allows for the redemption of Ordinary Shares under the Company's liquidation or tender offer/shareholder approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. Although the Company does not specify a maximum redemption threshold, its memorandum and articles of association provides that in no event will the Company redeem its public shares in an amount that would cause its net tangible assets (shareholders' equity) to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable Ordinary Shares shall be affected by charges against accumulated deficit, and in the absence of accumulated deficit, by charges against paid-in capital.

Accordingly, at July 31, 2012, 3,288,757 of the 4,000,000 public shares are classified outside of permanent equity at their redemption value. The redemption value is equal to the pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable (approximately $10.15 at July 31, 2012).

Fair value of financial instruments
Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income taxes
Income taxes

Under the laws of the British Virgin Islands, the Company is generally not subject to income taxes. Accordingly, no provision for income taxes has been made in the accompanying financial statements.

The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that increases ending accumulated deficit. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of July 31, 2012. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively.  No interest expense or penalties have been recognized as of and for the period ended July 31, 2012.  The Company is subject to income tax examinations by major taxing authorities since inception.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net loss per ordinary share
Net income/(loss) per Ordinary Share

The Company complies with accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share.”  Net income/(loss) per Ordinary Share is computed by dividing net income/(loss) applicable to ordinary shareholders by the weighted average number of Ordinary Shares outstanding for the period. At July 31, 2012, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into Ordinary Shares and then share in the earnings of the Company. As a result, diluted income/(loss) per Ordinary Share is the same as basic income/(loss) per Ordinary Share for the periods presented.

Concentration of credit risk
Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution. The Company maintains its cash balance with a financial institution and may at times exceed the federally insured limit.  The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Recently issued accounting standards
Recently issued accounting standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.